Troubled Debt Restructuring (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment	¥ 12,260	[1]
Loan forgiveness or debt to equity swaps charge-off	9,019
Interest rate reduction and/or Postponement of principal and/or interest	818,526
Domestic
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment	12,260	[1]
Loan forgiveness or debt to equity swaps charge-off	9,019
Interest rate reduction and/or Postponement of principal and/or interest	748,950
Domestic | Manufacturing
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment	9,467	[1]
Loan forgiveness or debt to equity swaps charge-off	7,578
Interest rate reduction and/or Postponement of principal and/or interest	189,978
Domestic | Construction and real estate
Financing Receivable, Modifications [Line Items]
Interest rate reduction and/or Postponement of principal and/or interest	74,399
Domestic | Services
Financing Receivable, Modifications [Line Items]
Interest rate reduction and/or Postponement of principal and/or interest	109,576
Domestic | Wholesale and retail
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment	2,793	[1]
Loan forgiveness or debt to equity swaps charge-off	1,441
Interest rate reduction and/or Postponement of principal and/or interest	233,703
Domestic | Transportation and communications
Financing Receivable, Modifications [Line Items]
Interest rate reduction and/or Postponement of principal and/or interest	53,644
Domestic | Banks and other financial institutions
Financing Receivable, Modifications [Line Items]
Interest rate reduction and/or Postponement of principal and/or interest	23,789
Domestic | Other industries
Financing Receivable, Modifications [Line Items]
Interest rate reduction and/or Postponement of principal and/or interest	3,652
Domestic | Individuals
Financing Receivable, Modifications [Line Items]
Interest rate reduction and/or Postponement of principal and/or interest	60,209
Foreign
Financing Receivable, Modifications [Line Items]
Interest rate reduction and/or Postponement of principal and/or interest	¥ 69,576

[1]	Amounts represent book values of loans immediately after the restructurings.